Allowance for Trade and Other Receivables - Summary of Change in Allowances for Trade and Other Receivables (Detail) - Trade and other receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	$ 168.1	₨ 12,720.9	₨ 14,776.2	₨ 15,170.3
Allowances made during the year	20.2	1,528.5	2,141.9	145.7
Written off	(9.8)	(741.9)	(3,974.4)	(454.9)
Currency translation	1.3	99.3	(353.3)	45.6
Reversal of/(classified as) held for sale			130.5	(130.5)
Balance at the end	$ 179.8	₨ 13,606.8	₨ 12,720.9	₨ 14,776.2